Capital Stock and Additional Paid-in Capital (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013	Dec. 31, 2012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	$ 11,762,378		$ 11,272,192	$ 10,704,066
Begging balance (in shares)	14,527,335		14,009,280
Beginning Balance (in shares)	1,321,514		1,321,514
Beginning Balance (in shares)	0
Exercise of stock options (in shares)	276,586		137,097	182,702
Share-based compensation			1,166,379	1,862,533
Purchase of treasury stock (in shares)	22,725
Ending Balance	19,595,188		11,762,378	11,272,192
Ending Balance (in shares)	15,026,973		14,527,335	14,009,280
Ending Balance (in shares)	1,321,514		1,321,514	1,321,514
Ending Balance (in shares)	22,725		0
Preferred stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Ending Balance	1,322		1,322
Ending Balance (in shares)	1,321,514		1,321,514
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	14,842
Begging balance (in shares)	14,527,335
Exercise of stock options (in shares)	276,586
Exercise of stock options	277
Share-based compensation (in shares)	268,500
Share-based compensation	209
Stock dividends to Carilion Clinic	59	[1]
Ending Balance	15,387
Ending Balance (in shares)	15,072,421
Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	0
Beginning Balance (in shares)	0
Purchase of treasury stock	(32,221)
Purchase of treasury stock (in shares)	(22,725)
Ending Balance	(32,221)
Ending Balance (in shares)	(22,725)
Additional Paid in Capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning Balance	62,756,571
Exercise of stock options	217,668
Share-based compensation	766,724
Stock dividends to Carilion Clinic	83,572	[1]
Ending Balance	$ 63,824,535

[1]	The stock dividends payable in connection with Carilion Clinic's Series A Preferred Stock will be issued subsequent to September 30, 2014. For the period from January 12, 2010, the original issue date of the Series A Preferred Stock, through September 30, 2014, the Series A Preferred Stock issued to Carilion has accrued $793,807 in dividends. The accrued and unpaid dividends as of September 30, 2014 will be paid by the issuance of 373,994 shares of our common stock upon Carilion's written request.